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                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 1999
               Check here if Amendment [ ]: Amendment Number:
                                                             --------------
                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28. 4502
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             The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Guy Wyser-Pratte
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Title: President
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Phone: (212) 495-5350
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Signature, Place, and Date of Signing:
  /s/ Guy Wyser-Pratte
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[Signature]

  New York, NY
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[City, State]

  November 9, 1999
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-
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Name
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[Repeat as necessary.]




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                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
      None
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Form 13F Information Table Entry Total:
      23
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Form 13F Information Table Value Total:
     $371,211 (thousands)

List of Other Included Managers:

             Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    None
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Form 13F File Number 28-
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Name
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[Repeat as necessary.]




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- --------
ALZA Corp                      com              022615108    33514   782800 SH       SOLE       782800
Abacus Direct Corp             com              002553105    29110   198700 SH       SOLE       198700
*Amer Int'l Grp                com              026874107     9275    90098 SH       SOLE        90098
Asarco Inc                     com              043413103    22048   741100 SH       SOLE       741100
*Bergn Brnswg Cl A             com              083739102      161    22577 SH       SOLE        22577
*British Petroleum             com              055622104     5383    93212 SH       SOLE        93212
Comsat Corp                    com              20564D107    15720   841164 SH       SOLE       841164
DSP Communications Inc         com              23332k106    17277   491000 SH       SOLE       491000
*Daimler Crysler               com              D1668R123     2298    29555 SH       SOLE        29555
Delta & Pine Land Co LTD       com              247357106    32854   989400 SH       SOLE       989400
Dupont (EI) De Nemours & Co    com              263534109     2686    41685 SH       SOLE        41685
*Intel Corp                    com              458140100     3723    48074 SH       SOLE        48074
*Lucent Technologies           com              549463107     4993    77715 SH       SOLE        77715
MacMillan Bloedel LTD          com              554783985      994    60000 SH       SOLE        60000
*Medtronic Inc                 com              585055106      770    22248 SH       SOLE        22248
Nalco Chemical Co              com              629853102    52035   981800 SH       SOLE       981800
Orion Capital Corp             com              686268103    29252   598500 SH       SOLE       598500
*Phelps Dodge Corp             com              717265102     1335    23679 SH       SOLE        23679
Republic NY Corp               com              760719104    44876   710200 SH       SOLE       710200
Reynolds Metals                com              761763101    15049   249000 SH       SOLE       249000
*SBC Communications Inc        com              78387G103     1548    30399 SH       SOLE        30399
Verio Inc - VRIO               com              923433106    40354  1081500 SH       SOLE      1081500
*Vodafone Group ADR            com              92857T107     5956   124250 SH       SOLE       124250

*Note: Investment Manager had identical SHORT positions in these securities as of 09/30/99